Trade Names and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Trade Names and Other Intangible Assets, Net

9. TRADE NAMES AND OTHER INTANGIBLE ASSETS, NET

Trade names, net are comprised of the following at December 31, 2013:

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Trade names—indefinite lives		$157,000	$—	$157,000
Trade names—definite lives	10 years	11,000	4,492	6,508

Total Trade names, net		$168,000	$4,492	$163,508

Trade names-net are comprised of the following at December 31, 2012:

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Trade names—indefinite lives		$157,000	$—	$157,000
Trade names—definite lives	10 years	11,000	3,392	7,608

Total Trade names, net		$168,000	$3,392	$164,608

Other intangible assets-net at December 31, 2013, consisted of the following:

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Favorable lease asset	39 years	$18,200	$1,867	$16,333
Reseller agreements	8.1 years	22,300	11,232	11,068
Non-compete agreement	5 years	500	58	442

Total other intangible assets, net		$41,000	$13,157	$27,843

Other intangible assets-net at December 31, 2012, consisted of the following:

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Favorable lease asset	39 years	$18,200	$1,397	$16,803
Reseller agreements	8.1 years	22,300	8,483	13,817
Non-compete agreement	5 years	500	—	500

Total other intangible assets, net		$41,000	$9,880	$31,120

Total amortization was approximately $4,400 for the year ended December 31, 2013 and $4,300 for both the years ended December 31, 2012 and 2011. The total weighted average amortization period of all finite-lived intangibles is 19.3 years. Total expected amortization of the finite-lived intangible assets for the succeeding five years and thereafter is as follows:

Years Ending December 31
2014	$4,418
2015	4,418
2016	4,418
2017	4,213
2018	1,870
Thereafter	15,014

$34,351